Other disclosures - Risk Management and Principal Risks - Functional currency of operations (audited) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	£ 40,895	£ 37,064
Borrowings which hedge the net investments	(8,368)	(6,933)
Derivatives which hedge the net investments	(3,888)	(2,423)
Structural currency exposures pre- economic hedges	28,639	27,708
Economic hedges	(8,938)	(7,378)
Remaining structural currency exposures	19,701	20,330
Financial instrument which hedge net investments	12,300	9,400
USD
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	27,523	26,023
Borrowings which hedge the net investments	(5,973)	(5,512)
Derivatives which hedge the net investments	(2,086)	(2,356)
Structural currency exposures pre- economic hedges	19,464	18,155
Economic hedges	(8,376)	(7,111)
Remaining structural currency exposures	11,088	11,044
Increase in financial instruments which hedge net investments	1,500
EUR
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	9,673	8,342
Borrowings which hedge the net investments	(2,395)	(1,324)
Derivatives which hedge the net investments	(3)	(3)
Structural currency exposures pre- economic hedges	7,275	7,015
Economic hedges	(283)	(267)
Remaining structural currency exposures	6,992	6,748
Increase in financial instruments which hedge net investments	1,300
JPY
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	689	614
Borrowings which hedge the net investments	0	(97)
Derivatives which hedge the net investments	(197)	0
Structural currency exposures pre- economic hedges	492	517
Economic hedges	0	0
Remaining structural currency exposures	492	517
Other
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	3,010	2,085
Borrowings which hedge the net investments	0	0
Derivatives which hedge the net investments	(1,602)	(64)
Structural currency exposures pre- economic hedges	1,408	2,021
Economic hedges	(279)	0
Remaining structural currency exposures	1,129	2,021
Increase in financial instruments which hedge net investments	1,000
Foreign exchange risk
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	40,900	37,100
Remaining structural currency exposures	19,700	£ 20,300
Decrease in structural currency exposures, net of hedging instruments	600
Increase in foreign currency net investments	3,800
Increase in financial instruments which hedge net investments	£ 2,900